DEFERRED REVENUE	6 Months Ended
Jun. 30, 2014
DEFERRED REVENUE
DEFERRED REVENUE
8	DEFERRED REVENUE

Novas entered into an agreement with a third party to provide oil recovery services in Mexico for an initial period of twenty four months, which may be extended at the option of Novas based upon the attainment of a minimum number of well treatments. The revenue invoiced in terms of this agreement consisted of a limited time technology license fee, administrative fees, cost recovery fees and consumable usage fees. These fees, other than cost recovery fees, were initially to be recognized over the initial term of the agreement, cost recovery fees were recognized as the expense was incurred.

On May 30, 2014 we cancelled this agreement due to the inability of the third party to execute under the agreement. We have reversed all deferred revenue and included in accrued liabilities an additional liability for $100,000 (Refer note 7 above), the amount that we have agreed to reimburse to the third party after deduction of the reasonable negotiated expenses we incurred under the project.